Cash Flow Information	12 Months Ended
Mar. 01, 2014
Cash Flow Information
CASH FLOW INFORMATION

(a)	Cash flows resulting from net changes in working capital items are as follows:

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Accounts receivable	$1,381	$709	$898
Other receivables	124	218	(168)
Inventories	359	426	(409)
Income taxes receivable	224	(463)	(135)
Other current assets	(26)	(177)	(143)
Accounts payable	(590)	296	(90)
Accrued liabilities	(251)	(801)	(156)
Income taxes payable	—	—	(179)
Deferred revenue	38	279	151
	$1,259	$487	$(231)

(b)	Certain statement of cash flow information related to interest and income taxes paid is summarized as follows:

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Interest paid during the year	$29	$—	$—
Income taxes paid during the year	131	107	684
Income tax refunds received during the year	1,447	390	—

(c)	Additional information
Advertising expense, which includes media, agency and promotional expenses totaling $843 million (March 2, 2013 -$925 million; March 3, 2012 - $864 million) is included in selling, marketing and administration expenses for the fiscal year ended March 1, 2014.
Selling, marketing and administration expense for the fiscal year ended March 1, 2014 included $62 million with respect to foreign exchange losses (March 2, 2013 – gain of $87 million; March 3, 2012 – loss of $40 million).